OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2025	2024
	£m	£m
Structured Notes Programmes	331	355
Structured deposits	824	605
Zero Amortising Guaranteed Notes	95	95
	1,250	1,055

Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	2025	2024
	£m	£m
Medium-term notes	9,805	8,792
	9,805	8,792